INCOME TAX: (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX: [Abstract]
Capital gain tax rate (as a percent)	25.00%
Tax expense	$ 6
Corporate tax rate (as a percent)	26.50%	25.00%	25.00%
Net carry forward tax loss	$ 15,200